OTHER CURRENT LIABILITIES (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Other Liabilities Disclosure [Abstract]
Expected Stock Price Volatility	90.01%	83.30%	72.00%
Risk-Free Annual Interest Rate	0.06%	10.68%
Expected Life	1 year
Share Price	$ 0.33
Exercise Price	$ 0.40